Derivative Liabilities (Details Narrative)	Sep. 30, 2022	Dec. 31, 2021
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative measurement input	84	0.56
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative measurement input	70	0.39
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative measurement input	84	0.56
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative measurement input	0.15	0.0015
Measurement Input, Exercise Price [Member] | Minimum [Member]
Derivative [Line Items]
Derivative measurement input	0.98
Measurement Input, Exercise Price [Member] | Maximum [Member]
Derivative [Line Items]
Derivative measurement input	1.032
Measurement Input, Share Price [Member]
Derivative [Line Items]
Derivative measurement input	1.32